Basis of Presentation and Significant Accounting Policies (Summary of Changes in Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Balance at beginning of period	$ 346,507	$ 341,527	$ 334,210
Acquisitions and divestitures	0	0	34,972
Provision for bad debts	280,586	258,520	264,502
Amounts written off, net of recoveries	(266,297)	(253,540)	(292,157)
Balance at end of period	$ 360,796	$ 346,507	$ 341,527